JPMorgan SmartRetirement® Blend 2035 Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 56.4%
Fixed Income — 16.0%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	42,744	312,457
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	234	1,384
JPMorgan High Yield Fund Class R6 Shares (a)	9,193	57,091
Total Fixed Income		370,932
International Equity — 6.5%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	9,796	150,958
U.S. Equity — 33.9%
JPMorgan Equity Index Fund Class R6 Shares (a)	12,803	789,171
Total Investment Companies (Cost $1,188,165)		1,311,061
Exchange-Traded Funds — 35.9%
Alternative Assets — 1.5%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	411	34,051
Fixed Income — 5.2%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	2,551	119,782
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	54	2,429
Total Fixed Income		122,211
International Equity — 19.6%
JPMorgan BetaBuilders International Equity ETF (a)	8,459	455,608
U.S. Equity — 9.6%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,585	119,501
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,902	103,221
Total U.S. Equity		222,722
Total Exchange-Traded Funds (Cost $794,181)		834,592
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.9%
U.S. Treasury Bonds
1.13%, 5/15/2040	1,556	1,035
1.13%, 8/15/2040	1,166	771
1.38%, 11/15/2040	1,482	1,021
1.88%, 2/15/2041	1,252	936
2.25%, 5/15/2041	61	48
1.75%, 8/15/2041	1,410	1,021
3.38%, 8/15/2042	1,610	1,512
4.00%, 11/15/2042	65	67
3.13%, 2/15/2043	680	611
3.88%, 2/15/2043	405	409
2.25%, 8/15/2046	120	91
1.38%, 8/15/2050	1,604	963
1.63%, 11/15/2050	2,119	1,359
1.88%, 2/15/2051	156	106

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.88%, 11/15/2051	360	245
2.25%, 2/15/2052	890	664
3.00%, 8/15/2052	1,119	983
3.63%, 2/15/2053	455	452
U.S. Treasury Notes
0.88%, 1/31/2024 (b)	6,616	6,407
4.25%, 12/31/2024	1,205	1,206
3.88%, 3/31/2025	3,105	3,096
0.50%, 2/28/2026	1,243	1,130
4.63%, 3/15/2026	1,110	1,135
3.25%, 6/30/2027	1,230	1,209
3.13%, 8/31/2027	2,080	2,034
0.63%, 12/31/2027	3,770	3,279
3.50%, 1/31/2028	2,000	1,990
3.63%, 3/31/2028	3,030	3,035
3.13%, 8/31/2029	1,298	1,263
3.88%, 9/30/2029	1,350	1,372
3.50%, 1/31/2030	1,060	1,056
3.63%, 3/31/2030	1,120	1,125
2.88%, 5/15/2032	1,585	1,508
2.75%, 8/15/2032	1,237	1,164
3.50%, 2/15/2033	1,250	1,252
Total U.S. Treasury Obligations (Cost $47,882)		45,555
Corporate Bonds — 1.2%
Aerospace & Defense — 0.1%
Boeing Co. (The) 2.70%, 2/1/2027	664	612
Leidos, Inc. 5.75%, 3/15/2033	50	51
Northrop Grumman Corp.
5.15%, 5/1/2040	37	37
3.85%, 4/15/2045	90	75
Raytheon Technologies Corp.
2.25%, 7/1/2030	80	69
5.15%, 2/27/2033	44	46
3.75%, 11/1/2046	80	66
2.82%, 9/1/2051	70	49
		1,005
Automobiles — 0.0% ^
Hyundai Capital America
3.00%, 2/10/2027 (c)	200	183
2.38%, 10/15/2027 (c)	198	175
		358
Banks — 0.3%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (c) (d)	400	336
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	106	95

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.29%), 5.08%, 1/20/2027 (d)	59	59
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	278	263
(SOFR + 1.58%), 4.38%, 4/27/2028 (d)	65	63
(SOFR + 1.33%), 2.97%, 2/4/2033 (d)	310	261
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	71	70
Banque Federative du Credit Mutuel SA (France) 4.94%, 1/26/2026 (c)	200	198
BPCE SA (France) (SOFR + 1.52%), 1.65%, 10/6/2026 (c) (d)	250	225
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (d)	100	93
(SOFR + 1.35%), 3.06%, 1/25/2033 (d)	180	152
(3-MONTH CME TERM SOFR + 1.17%), 3.88%, 1/24/2039 (d)	88	75
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (c) (d)	250	252
Credit Agricole SA (France)
4.38%, 3/17/2025 (c)	200	192
(SOFR + 0.89%), 1.25%, 1/26/2027 (c) (d)	250	223
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (c)	200	205
HSBC Holdings plc (United Kingdom) (SOFR + 1.73%), 2.01%, 9/22/2028 (d)	400	343
Huntington National Bank (The) 5.65%, 1/10/2030	250	240
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	200	176
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	230	204
3.74%, 3/7/2029	184	172
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (d)	235	236
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (d)	250	255
NatWest Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	200	188
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (d)	66	65
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (d)	250	223
(SOFR + 1.22%), 2.47%, 1/11/2028 (d)	200	176
Societe Generale SA (France) 4.25%, 4/14/2025 (c)	400	375
Toronto-Dominion Bank (The) (Canada) 5.16%, 1/10/2028	40	40
Truist Financial Corp. (SOFR + 1.85%), 5.12%, 1/26/2034 (d)	35	34
Wells Fargo & Co.
4.30%, 7/22/2027	344	333
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	18	13
(SOFR + 2.13%), 4.61%, 4/25/2053 (d)	120	106
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040 (e)	44	30
3.13%, 11/18/2041	45	31
		6,002
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	210	183

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	198	184
4.05%, 11/21/2039	300	268
Amgen, Inc.
5.25%, 3/2/2033	75	77
3.15%, 2/21/2040	96	75
5.60%, 3/2/2043	95	98
3.00%, 1/15/2052	70	48
Gilead Sciences, Inc. 2.60%, 10/1/2040	52	38
		788
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	150	133
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	38	31
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	40	41
		72
Capital Markets — 0.1%
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	62	41
Credit Suisse Group AG (Switzerland) 4.28%, 1/9/2028 (c)	500	451
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	300	259
(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	150	127
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	290	281
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	75	67
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	450	410
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (c)	180	183
(SOFR + 1.53%), 2.87%, 1/14/2033 (c) (d)	150	121
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	110	111
(SOFR + 1.20%), 2.51%, 10/20/2032 (d)	250	205
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	40	31
S&P Global, Inc.
2.70%, 3/1/2029	69	63
4.25%, 5/1/2029	70	69
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (d)	40	40
		2,459
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	70	70
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (c)	31	25
LYB International Finance III LLC 1.25%, 10/1/2025	30	27
Nutrien Ltd. (Canada)
5.90%, 11/7/2024	142	144

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
4.90%, 3/27/2028	86	86
RPM International, Inc. 2.95%, 1/15/2032	61	50
		402
Commercial Services & Supplies — 0.0% ^
Republic Services, Inc. 5.00%, 4/1/2034	30	31
Consumer Finance — 0.1%
AerCap Ireland Capital DAC (Ireland) 2.45%, 10/29/2026	300	269
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (c)	259	254
2.53%, 11/18/2027 (c)	369	312
Capital One Financial Corp.
3.80%, 1/31/2028	102	94
(SOFR + 1.27%), 2.62%, 11/2/2032 (d)	45	34
General Motors Financial Co., Inc. 3.80%, 4/7/2025	105	102
		1,065
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc. 1.80%, 2/10/2031 (c)	140	111
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (c)	60	45
3.63%, 5/13/2051 (c)	65	45
		201
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (c)	49	44
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	20	17
Diversified REITs — 0.0% ^
Safehold Operating Partnership LP 2.85%, 1/15/2032	80	62
WP Carey, Inc.
4.25%, 10/1/2026	26	25
2.40%, 2/1/2031	36	30
2.45%, 2/1/2032	40	32
		149
Diversified Telecommunication Services — 0.0% ^
AT&T, Inc.
2.75%, 6/1/2031	168	145
3.50%, 6/1/2041	128	101
3.55%, 9/15/2055	76	55
Verizon Communications, Inc.
2.10%, 3/22/2028	30	27
3.15%, 3/22/2030	124	113
2.36%, 3/15/2032	20	16
2.65%, 11/20/2040	44	31
		488

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — 0.1%
AEP Transmission Co. LLC 5.40%, 3/15/2053	60	62
American Electric Power Co., Inc. 2.03%, 3/15/2024	200	193
DTE Electric Co. 5.40%, 4/1/2053	75	79
Duke Energy Florida LLC 5.95%, 11/15/2052	62	69
Duke Energy Progress LLC 2.90%, 8/15/2051	40	27
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (c)	20	16
Edison International 5.75%, 6/15/2027	76	78
Emera US Finance LP (Canada) 4.75%, 6/15/2046	52	42
Entergy Louisiana LLC 4.00%, 3/15/2033	40	37
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (c)	71	72
Evergy, Inc. 2.90%, 9/15/2029	96	86
Fells Point Funding Trust 3.05%, 1/31/2027 (c)	115	107
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (c)	44	37
Florida Power & Light Co. 5.30%, 4/1/2053	50	53
Fortis, Inc. (Canada) 3.06%, 10/4/2026	70	66
Indiana Michigan Power Co. 3.25%, 5/1/2051	55	39
ITC Holdings Corp. 2.95%, 5/14/2030 (c)	30	26
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (c)	44	43
Massachusetts Electric Co. 4.00%, 8/15/2046 (c)	13	10
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (c)	62	41
NRG Energy, Inc. 2.45%, 12/2/2027 (c)	118	101
OGE Energy Corp. 0.70%, 5/26/2023	30	30
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	35	35
Pacific Gas and Electric Co.
1.70%, 11/15/2023	35	34
3.25%, 2/16/2024	100	98
2.95%, 3/1/2026	51	47
3.75%, 8/15/2042 (f)	62	44
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	65	69
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	30	29
Series A-5, 5.10%, 6/1/2052	35	36
PPL Electric Utilities Corp. 5.25%, 5/15/2053	45	47
Public Service Co. of Oklahoma 5.25%, 1/15/2033	70	71
Public Service Electric and Gas Co. 5.13%, 3/15/2053	30	31
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	40	36
Series C, 4.13%, 3/1/2048	30	25
5.70%, 3/1/2053	25	26
Tucson Electric Power Co. 5.50%, 4/15/2053	90	91
Union Electric Co.
3.90%, 4/1/2052	43	36
5.45%, 3/15/2053	50	52
Vistra Operations Co. LLC 4.88%, 5/13/2024 (c)	96	95
		2,216
Entertainment — 0.0% ^
Activision Blizzard, Inc. 1.35%, 9/15/2030	48	39

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — continued
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	79	76
Walt Disney Co. (The)
2.65%, 1/13/2031	90	80
3.50%, 5/13/2040	84	71
		266
Financial Services — 0.0% ^
Corebridge Financial, Inc.
3.65%, 4/5/2027 (c)	35	33
3.85%, 4/5/2029 (c)	30	27
Global Payments, Inc. 3.20%, 8/15/2029	147	129
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	52	39
		228
Food Products — 0.0% ^
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	25	21
Kellogg Co. 5.25%, 3/1/2033	56	58
Kraft Heinz Foods Co.
4.63%, 10/1/2039	55	51
4.38%, 6/1/2046	29	25
Smithfield Foods, Inc. 3.00%, 10/15/2030 (c)	118	94
		249
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	45	31
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	40	32
Southern California Gas Co. 6.35%, 11/15/2052	125	144
		207
Ground Transportation — 0.0% ^
Kansas City Southern 4.70%, 5/1/2048	37	34
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (c)	150	133
Union Pacific Corp.
3.55%, 8/15/2039	70	59
4.95%, 5/15/2053	50	51
		277
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	18	17
DH Europe Finance II SARL 3.25%, 11/15/2039	30	25
		42
Health Care Providers & Services — 0.1%
AHS Hospital Corp. 5.02%, 7/1/2045	40	39
Banner Health 1.90%, 1/1/2031	100	82
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	25	17
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	70	46
CommonSpirit Health 2.78%, 10/1/2030	74	63
CVS Health Corp.
5.25%, 2/21/2033	60	61

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
2.70%, 8/21/2040	92	66
Elevance Health, Inc. 2.25%, 5/15/2030	100	86
HCA, Inc.
5.25%, 6/15/2026	224	224
5.50%, 6/15/2047	25	24
3.50%, 7/15/2051	23	16
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	45	29
UnitedHealth Group, Inc. 5.88%, 2/15/2053	25	28
Universal Health Services, Inc. 2.65%, 10/15/2030	4	3
		784
Health Care REITs — 0.0% ^
Healthcare Realty Holdings LP 2.00%, 3/15/2031	88	68
Healthpeak OP LLC 2.13%, 12/1/2028	67	58
Physicians Realty LP 2.63%, 11/1/2031	25	20
Sabra Health Care LP 3.20%, 12/1/2031	45	33
		179
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp.
4.80%, 2/15/2033	90	91
3.35%, 3/12/2050	52	39
		130
Household Durables — 0.0% ^
MDC Holdings, Inc. 3.97%, 8/6/2061	55	33
Independent Power and Renewable Electricity Producers — 0.0% ^
Alexander Funding Trust 1.84%, 11/15/2023 (c)	198	192
Constellation Energy Generation LLC
3.25%, 6/1/2025	194	187
5.80%, 3/1/2033	59	61
5.75%, 10/1/2041	40	39
Southern Power Co. 5.15%, 9/15/2041	74	70
		549
Industrial REITs — 0.0% ^
Prologis LP 4.75%, 6/15/2033	50	50
Insurance — 0.0% ^
Athene Global Funding 2.75%, 6/25/2024 (c)	92	89
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	40	33
Brown & Brown, Inc. 2.38%, 3/15/2031	92	74
F&G Global Funding 1.75%, 6/30/2026 (c)	40	36
New York Life Insurance Co. 3.75%, 5/15/2050 (c)	156	126
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (c)	40	34
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (c)	70	59
3.30%, 5/15/2050 (c)	96	69
		520

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.0% ^
CGI, Inc. (Canada)
1.45%, 9/14/2026	42	38
2.30%, 9/14/2031	75	59
		97
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	86	67
Media — 0.0% ^
Charter Communications Operating LLC
2.80%, 4/1/2031	142	114
3.50%, 3/1/2042	35	24
3.70%, 4/1/2051	96	61
Comcast Corp.
4.65%, 2/15/2033	110	111
3.25%, 11/1/2039	84	68
2.80%, 1/15/2051	130	88
Discovery Communications LLC 3.63%, 5/15/2030	41	36
		502
Metals & Mining — 0.0% ^
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (c)	400	390
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (c)	96	80
Steel Dynamics, Inc. 1.65%, 10/15/2027	60	52
		522
Multi-Utilities — 0.0% ^
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	44	30
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	70	79
Consumers Energy Co.
4.63%, 5/15/2033	75	75
3.25%, 8/15/2046	30	22
NiSource, Inc. 5.25%, 3/30/2028	91	93
Puget Energy, Inc. 2.38%, 6/15/2028	54	47
San Diego Gas & Electric Co. 2.95%, 8/15/2051	70	49
WEC Energy Group, Inc. 1.38%, 10/15/2027	44	38
		433
Office REITs — 0.0% ^
Corporate Office Properties LP 2.75%, 4/15/2031	54	40
Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets America, Inc.
3.63%, 4/6/2030	73	69
4.81%, 2/13/2033	70	71
2.77%, 11/10/2050	44	30
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	75	76
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	60	62
Energy Transfer LP
3.90%, 5/15/2024 (f)	181	177

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.90%, 7/15/2026	146	140
4.40%, 3/15/2027	90	87
5.00%, 5/15/2044 (f)	105	90
Exxon Mobil Corp. 3.00%, 8/16/2039	146	118
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (c)	40	33
4.32%, 12/30/2039 (c)	30	23
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (c)	198	183
HF Sinclair Corp.
2.63%, 10/1/2023	22	22
5.88%, 4/1/2026	90	91
MPLX LP 4.50%, 4/15/2038	52	46
NGPL PipeCo LLC 3.25%, 7/15/2031 (c)	40	34
Phillips 66 5.30%, 6/30/2033	50	51
Phillips 66 Co. 3.55%, 10/1/2026 (c)	44	42
Plains All American Pipeline LP 4.65%, 10/15/2025	132	131
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	102	103
Targa Resources Corp. 4.20%, 2/1/2033	20	18
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	96	75
TransCanada PipeLines Ltd. (Canada) 4.10%, 4/15/2030	45	42
Williams Cos., Inc. (The) 5.65%, 3/15/2033	40	41
		1,855
Personal Care Products — 0.0% ^
Kenvue, Inc.
5.00%, 3/22/2030 (c)	100	103
5.20%, 3/22/2063 (c)	70	72
		175
Pharmaceuticals — 0.0% ^
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	400	305
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	60	57
Viatris, Inc. 3.85%, 6/22/2040	96	67
Zoetis, Inc. 5.60%, 11/16/2032	100	107
		536
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	50	52
Residential REITs — 0.0% ^
UDR, Inc. 2.10%, 8/1/2032	88	68
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	40	34
2.50%, 8/16/2031	20	16
Federal Realty Investment Trust 1.25%, 2/15/2026	70	64
Realty Income Corp. 4.85%, 3/15/2030	50	49
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (c)	158	151
		314

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	46	35
Broadcom, Inc. 3.19%, 11/15/2036 (c)	148	112
Intel Corp.
5.63%, 2/10/2043	25	26
5.70%, 2/10/2053	35	36
KLA Corp. 3.30%, 3/1/2050	130	99
Microchip Technology, Inc.
2.67%, 9/1/2023	19	19
0.98%, 9/1/2024	15	14
NXP BV (China)
2.50%, 5/11/2031	70	58
5.00%, 1/15/2033	30	29
3.25%, 5/11/2041	75	54
QUALCOMM, Inc. 4.50%, 5/20/2052	30	28
Xilinx, Inc. 2.38%, 6/1/2030	127	111
		621
Software — 0.0% ^
Oracle Corp.
4.90%, 2/6/2033	60	59
3.80%, 11/15/2037	184	153
5.55%, 2/6/2053	50	48
Roper Technologies, Inc. 1.75%, 2/15/2031	47	37
VMware, Inc.
1.40%, 8/15/2026	83	73
4.70%, 5/15/2030	84	81
Workday, Inc. 3.50%, 4/1/2027	53	51
		502
Specialized REITs — 0.1%
American Tower Corp. 1.88%, 10/15/2030	256	203
Crown Castle, Inc. 3.10%, 11/15/2029	96	85
CubeSmart LP 2.00%, 2/15/2031	102	80
Equinix, Inc.
2.90%, 11/18/2026	70	65
2.00%, 5/15/2028	89	76
Life Storage LP 2.40%, 10/15/2031	60	49
Public Storage 1.95%, 11/9/2028	32	28
		586
Specialty Retail — 0.0% ^
Advance Auto Parts, Inc. 5.95%, 3/9/2028	100	103
Home Depot, Inc. (The) 4.95%, 9/15/2052	36	36
Lowe's Cos., Inc.
1.70%, 10/15/2030	40	32
3.70%, 4/15/2046	162	124
Tractor Supply Co. 1.75%, 11/1/2030	100	80
		375

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc.
3.45%, 2/9/2045	100	86
2.70%, 8/5/2051	120	84
Dell International LLC 6.20%, 7/15/2030	246	257
		427
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	70	55
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	92	79
4.39%, 8/15/2037	55	45
3.73%, 9/25/2040	96	68
		247
Trading Companies & Distributors — 0.0% ^
Air Lease Corp.
2.88%, 1/15/2026	50	47
1.88%, 8/15/2026	210	186
		233
Wireless Telecommunication Services — 0.0% ^
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (c)	35	29
T-Mobile USA, Inc.
2.55%, 2/15/2031	100	85
5.05%, 7/15/2033	70	70
		184
Total Corporate Bonds (Cost $30,344)		26,963
Mortgage-Backed Securities — 1.0%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	335	294
Pool # WA1626, 3.45%, 8/1/2032	496	468
Pool # WN3225, 3.80%, 10/1/2034	200	191
Pool # WS4004, 4.40%, 9/1/2036	302	295
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	104	99
Pool # QA6772, 3.50%, 1/1/2050	407	383
Pool # RA4224, 3.00%, 11/1/2050	200	181
Pool # QB8503, 2.50%, 2/1/2051	233	201
Pool # QC4789, 3.00%, 7/1/2051	149	135
Pool # QE1637, 4.00%, 5/1/2052	68	65
Pool # QE1832, 4.50%, 5/1/2052	84	84
FNMA UMBS, 30 Year
Pool # BO1362, 4.00%, 6/1/2049	91	89
Pool # FM3118, 3.00%, 5/1/2050	157	143
Pool # CA6635, 2.50%, 8/1/2050	132	116
Pool # BR4318, 3.00%, 1/1/2051	389	350
Pool # BQ8009, 4.00%, 2/1/2051	450	440

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ8010, 4.00%, 2/1/2051	633	612
Pool # CB2094, 3.00%, 11/1/2051	338	303
Pool # BU1805, 2.50%, 12/1/2051	265	229
Pool # CB2637, 2.50%, 1/1/2052	235	203
Pool # BU3079, 3.00%, 1/1/2052	96	86
Pool # BV0273, 3.00%, 1/1/2052	118	106
Pool # CB2670, 3.00%, 1/1/2052	178	160
Pool # BV4831, 3.00%, 2/1/2052	93	83
Pool # BV0295, 3.50%, 2/1/2052	249	235
Pool # BV6743, 4.50%, 5/1/2052	103	102
Pool # BV9515, 6.00%, 6/1/2052	94	97
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	60	59
Pool # BL2588, 2.97%, 8/1/2026	290	277
Pool # BS7317, 5.35%, 11/1/2027	449	469
Pool # BS7576, 4.86%, 12/1/2027	271	278
Pool # AM3010, 5.07%, 3/1/2028	107	111
Pool # BS6144, 3.97%, 1/1/2029	345	341
Pool # AM5319, 4.34%, 1/1/2029	94	95
Pool # BS8149, 4.97%, 9/1/2029 (g)	300	311
Pool # BS4290, 1.95%, 10/1/2029	500	435
Pool # BL4956, 2.41%, 11/1/2029	321	288
Pool # BS7361, 4.76%, 1/1/2030	520	539
Pool # BS0154, 1.28%, 4/1/2030	77	64
Pool # AM4789, 4.18%, 11/1/2030	53	52
Pool # BL9494, 1.46%, 12/1/2030	75	62
Pool # BL9652, 1.56%, 12/1/2030	398	335
Pool # BS6024, 3.96%, 2/1/2031	210	206
Pool # BS7290, 5.64%, 2/1/2031	549	584
Pool # BS7121, 5.15%, 3/1/2031	400	419
Pool # BS6203, 4.26%, 4/1/2031	149	148
Pool # BL2999, 3.15%, 6/1/2031	820	766
Pool # BS7813, 4.83%, 6/1/2031	210	218
Pool # BS6802, 4.93%, 6/1/2031	300	312
Pool # BL3774, 2.77%, 8/1/2031	100	90
Pool # BL3648, 2.85%, 8/1/2031	100	91
Pool # BL3700, 2.92%, 8/1/2031	100	91
Pool # BS5580, 3.68%, 1/1/2032	230	221
Pool # BS4654, 2.39%, 3/1/2032	245	214
Pool # BL5680, 2.44%, 3/1/2032	365	317
Pool # AN6149, 3.14%, 7/1/2032	130	120
Pool # BS5530, 3.30%, 7/1/2032	422	392
Pool # BS8070, IO, 5.35%, 7/1/2032 (g)	400	428
Pool # BS6345, 3.91%, 8/1/2032	115	112
Pool # BS6822, 3.81%, 10/1/2032	220	213
Pool # BS6954, 4.93%, 10/1/2032	175	184
Pool # BS6819, 4.12%, 11/1/2032	275	273
Pool # BS7090, 4.45%, 12/1/2032	510	517

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5357, 3.41%, 3/1/2033	169	157
Pool # BS8416, 4.56%, 5/1/2033 (g)	165	168
Pool # AN9752, 3.65%, 7/1/2033	185	176
Pool # BS5511, 3.45%, 8/1/2033	225	210
Pool # BS5127, 3.15%, 9/1/2033	130	118
Pool # BL7124, 1.93%, 6/1/2035	160	130
Pool # AN0375, 3.76%, 12/1/2035	168	163
Pool # BF0045, 4.50%, 3/1/2052	64	64
Pool # BF0091, 3.50%, 5/1/2056	263	246
Pool # BF0108, 4.50%, 6/1/2056	120	119
Pool # BF0230, 5.50%, 1/1/2058	247	257
Pool # BF0497, 3.00%, 7/1/2060	142	127
Pool # BF0580, 3.50%, 12/1/2061	141	132
GNMA II, 30 Year
Pool # 783525, 4.50%, 12/20/2031	24	24
Pool # 784602, 4.00%, 5/20/2038	85	82
Pool # BS8546, 2.50%, 12/20/2050	282	243
Pool # 785294, 3.50%, 1/20/2051	299	274
Pool # CA8452, 3.00%, 2/20/2051	435	402
Pool # CA9005, 3.00%, 2/20/2051	393	371
Pool # CB1543, 3.00%, 2/20/2051	289	263
Pool # CA3588, 3.50%, 2/20/2051	273	256
Pool # CB1536, 3.50%, 2/20/2051	666	629
Pool # CB1542, 3.00%, 3/20/2051	285	260
Pool # CB4433, 3.00%, 3/20/2051	528	471
Pool # CC0070, 3.00%, 3/20/2051	44	41
Pool # CC8726, 3.00%, 3/20/2051	67	61
Pool # CC8738, 3.00%, 3/20/2051	76	69
Pool # CC8723, 3.50%, 3/20/2051	701	657
Pool # CC0088, 4.00%, 3/20/2051	16	16
Pool # CC0092, 4.00%, 3/20/2051	32	31
Pool # CC8727, 3.00%, 4/20/2051	98	89
Pool # CC8739, 3.00%, 4/20/2051	288	263
Pool # CC8740, 3.00%, 4/20/2051	248	227
Pool # CC8751, 3.00%, 4/20/2051	56	51
Pool # CE9911, 3.00%, 7/20/2051	159	145
Pool # CE9913, 3.00%, 7/20/2051	86	78
Pool # CE9914, 3.00%, 7/20/2051	86	79
Pool # CE9915, 3.00%, 7/20/2051	174	160
Pool # CA3563, 3.50%, 7/20/2051	300	284
Pool # CE2586, 3.50%, 7/20/2051	313	293
Pool # CK1527, 3.50%, 12/20/2051	207	195
Pool # CJ8184, 3.50%, 1/20/2052	225	211
Pool # CK2716, 3.50%, 2/20/2052	191	177
Pool # CN3557, 4.50%, 5/20/2052	114	113
Total Mortgage-Backed Securities (Cost $25,741)		23,964

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 0.6%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (c)	18	18
Series 2021-A, Class B, 1.79%, 4/15/2027 (c)	185	180
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (c)	69	62
ACM Auto Trust Series 2023-1A, Class A, 6.61%, 1/22/2030 (c)	93	92
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 5.59%, 12/18/2037 (c) (h)	86	84
Series 2021-FL4, Class AS, 5.86%, 12/18/2037 (c) (h)	115	113
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (c)	170	150
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	124	112
Series 2016-3, Class AA, 3.00%, 10/15/2028	87	77
Series 2021-1, Class B, 3.95%, 7/11/2030	176	154
American Credit Acceptance Receivables Trust Series 2023-1, Class D, 6.35%, 4/12/2029 (c)	100	100
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (c)	102	97
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (c)	100	91
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (c)	100	89
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (c)	100	85
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (c)	88	83
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (c)	114	107
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (c)	166	152
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (c)	138	133
CPS Auto Receivables Trust
Series 2021-A, Class C, 0.83%, 9/15/2026 (c)	196	194
Series 2021-B, Class C, 1.23%, 3/15/2027 (c)	140	137
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (c)	58	57
Crossroads Asset Trust
Series 2021-A, Class A2, 0.82%, 3/20/2024 (c)	1	1
Series 2021-A, Class B, 1.12%, 6/20/2025 (c)	155	153
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (c)	265	235
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	60	55
Series 2021-1A, Class C, 2.70%, 11/21/2033 (c)	67	61
DT Auto Owner Trust
Series 2021-2A, Class C, 1.10%, 2/16/2027 (c)	270	259
Series 2022-2A, Class D, 5.46%, 3/15/2028 (c)	90	88
Series 2023-1A, Class C, 5.55%, 10/16/2028 (c)	190	189
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (c)	133	120
Exeter Automobile Receivables Trust
Series 2021-1A, Class C, 0.74%, 1/15/2026	201	198
Series 2021-2A, Class C, 0.98%, 6/15/2026	140	136
Series 2022-5A, Class C, 6.51%, 12/15/2027	115	117
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (c)	153	147
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (c)	260	222
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (c)	100	92

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Flagship Credit Auto Trust
Series 2021-1, Class B, 0.68%, 2/16/2027 (c)	75	74
Series 2023-1, Class C, 5.43%, 5/15/2029 (c)	240	239
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (c) (h)	150	129
GLS Auto Receivables Issuer Trust Series 2021-2A, Class B, 0.77%, 9/15/2025 (c)	87	86
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (c)	11	10
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (c)	223	197
Series 2021-3, Class D, 3.00%, 1/17/2041 (c)	144	121
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	73	73
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (c)	104	100
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028 (c)	43	43
Series 2021-B, Class A, 1.11%, 2/15/2029 (c)	19	19
Series 2021-B, Class B, 1.68%, 2/15/2029 (c)	120	116
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (c)	37	36
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (c)	195	173
Marlette Funding Trust Series 2021-1A, Class B, 1.00%, 6/16/2031 (c)	43	43
Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (c)	195	189
MVW LLC Series 2021-2A, Class C, 2.23%, 5/20/2039 (c)	194	172
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (c)	299	290
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	206	187
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (c)	240	217
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (c)	57	55
Series 2023-1A, Class C, 6.37%, 9/20/2029 (c)	145	146
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class B, 3.95%, 11/14/2028 (c)	225	213
Series 2022-1A, Class B, 5.07%, 6/14/2029 (c)	295	288
Series 2023-1A, Class A, 5.41%, 11/14/2029 (c)	190	191
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (c)	118	112
Series 2021-A, Class B, 1.76%, 3/8/2028 (c)	370	348
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (c)	425	384
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (c)	75	74
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (c)	161	153
Series 2021-3, Class A, 1.15%, 5/15/2029 (c)	87	85
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (c) (h)	76	71
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (c) (f)	237	225
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (c) (f)	186	174
Progress Residential Trust
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (c)	205	190
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (c)	453	397
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (c)	250	227
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (c)	185	173

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Republic Finance Issuance Trust Series 2021-A, Class A, 2.30%, 12/22/2031 (c)	334	309
Santander Drive Auto Receivables Trust Series 2023-1, Class C, 5.09%, 5/15/2030	120	119
SCF Equipment Leasing LLC Series 2022-2A, Class C, 6.50%, 8/20/2032 (c)	195	195
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (c)	86	79
Series 2021-2A, Class B, 1.80%, 9/20/2038 (c)	49	45
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (c)	41	40
Tricolor Auto Securitization Trust Series 2021-1A, Class C, 1.33%, 9/16/2024 (c)	141	141
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	68	61
Series 2016-2, Class A, 3.10%, 10/7/2028	35	31
Series 2018-1, Class A, 3.70%, 3/1/2030	98	85
United Auto Credit Securitization Trust Series 2021-1, Class C, 0.84%, 6/10/2026 (c)	23	23
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (c)	79	79
VCAT LLC Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (c) (f)	74	69
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (c)	23	23
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (c) (f)	108	99
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (c) (f)	342	315
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (c) (f)	295	276
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (c) (f)	234	213
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (c) (f)	171	158
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (c) (f)	215	202
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (c) (f)	276	254
Westlake Automobile Receivables Trust Series 2023-1A, Class C, 5.74%, 8/15/2028 (c)	200	201
Total Asset-Backed Securities (Cost $14,317)		13,477
Collateralized Mortgage Obligations — 0.3%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (c) (f)	300	281
Bayview Finance LLC, 4.00%, 7/12/2033 ‡	108	106
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	201	172
CFMT LLC Series 2021-HB5, Class A, 0.80%, 2/25/2031 ‡ (c) (h)	244	237
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (c) (h)	180	172
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	83	88
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	158	161
Series 2002-T4, Class A1, 6.50%, 12/25/2041	18	19
FNMA, REMIC
Series 2017-35, Class VA, 4.00%, 7/25/2028	125	123
Series 2018-72, Class VB, 3.50%, 10/25/2031	306	295
Series 2011-41, Class KA, 4.00%, 1/25/2041	5	5
Series 2019-7, Class CA, 3.50%, 11/25/2057	329	315
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	161	166
GNMA
Series 2020-185, Class PE, 1.50%, 12/20/2050	282	232
Series 2021-83, Class KB, 1.25%, 5/20/2051	356	281
Series 2022-151, Class B, 4.25%, 9/20/2052	150	135
Series 2012-H31, Class FD, 4.91%, 12/20/2062 (h)	121	120
Series 2015-H16, Class FG, 5.01%, 7/20/2065 (h)	70	69

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2016-H13, Class FT, 5.15%, 5/20/2066 (h)	79	79
Series 2016-H26, Class FC, 5.57%, 12/20/2066 (h)	265	264
Series 2021-H14, Class YD, 8.02%, 6/20/2071 (h)	198	206
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (c) (f)	90	83
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (c) (h)	340	332
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (c) (h)	285	269
Series 2021-10, Class A1, 2.49%, 10/25/2026 (c) (f)	77	71
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	198	188
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (h)	265	254
Series 2018-2, Class M55D, 4.00%, 11/25/2057	323	309
Series 2018-4, Class M55D, 4.00%, 3/25/2058	176	168
Series 2019-1, Class MT, 3.50%, 7/25/2058	89	83
Series 2019-2, Class M55D, 4.00%, 8/25/2058	285	273
Series 2019-3, Class MB, 3.50%, 10/25/2058	225	195
Series 2019-3, Class M55D, 4.00%, 10/25/2058	268	257
Series 2019-4, Class M55D, 4.00%, 2/25/2059	99	95
Series 2022-1, Class MTU, 3.25%, 11/25/2061	86	77
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (c) (h)	389	315
Total Collateralized Mortgage Obligations (Cost $6,913)		6,495
Commercial Mortgage-Backed Securities — 0.1%
BPR Trust Series 2021-KEN, Class A, 6.19%, 2/15/2029 (c) (h)	220	215
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	170	156
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.36%, 7/25/2041 (c) (h)	174	159
FHLMC, Multifamily Structured Pass-Through Certificates
Series K136, Class A2, 2.13%, 11/25/2031	259	220
Series K140, Class A2, 2.25%, 1/25/2032	262	224
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.60%, 7/25/2024 (h)	14,678	78
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	185	178
FNMA ACES
Series 2018-M10, Class A1, 3.36%, 7/25/2028 (h)	41	41
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (h)	1,560	110
Series 2017-M11, Class A2, 2.98%, 8/25/2029	150	140
Series 2020-M50, Class A2, 1.20%, 10/25/2030	145	126
Series 2020-M50, Class X1, IO, 1.89%, 10/25/2030 (h)	2,358	171
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (h)	185	150
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (h)	365	308
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (h)	184	178
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	158	149
Series 2021-M3, Class X1, IO, 1.94%, 11/25/2033 (h)	781	69
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (c) (h)	115	105
Series 2016-K56, Class B, 3.95%, 6/25/2049 (c) (h)	85	82
Series 2016-K58, Class B, 3.74%, 9/25/2049 (c) (h)	465	443

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	195	155
Total Commercial Mortgage-Backed Securities (Cost $3,546)		3,457
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Rev., 5.17%, 4/1/2041 (Cost $55)	55	58
	SHARES (000)
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (j) (Cost $48,479)	48,479	48,479
Total Investments — 99.5% (Cost $2,159,623)		2,314,101
Other Assets Less Liabilities — 0.5%		10,630
NET ASSETS — 100.0%		2,324,731

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at March 31, 2023 is $30 or 0.00% of the Fund’s net assets as of March 31, 2023.

(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2023.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2023.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of March 31, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	197	06/16/2023	USD	40,737	1,668
Short Contracts
EURO STOXX 50 Index	(127)	06/16/2023	EUR	(5,880)	(169)
MSCI EAFE E-Mini Index	(165)	06/16/2023	USD	(17,294)	(541)
MSCI Emerging Markets E-Mini Index	(691)	06/16/2023	USD	(34,398)	(979)
					(1,689)
					(21)

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$13,002	$475	$13,477
Collateralized Mortgage Obligations	—	6,152	343	6,495
Commercial Mortgage-Backed Securities	—	3,457	—	3,457
Corporate Bonds	—	26,963	—	26,963
Exchange-Traded Funds	834,592	—	—	834,592
Investment Companies	1,311,061	—	—	1,311,061
Mortgage-Backed Securities	—	23,964	—	23,964
Municipal Bonds	—	58	—	58
U.S. Treasury Obligations	—	45,555	—	45,555
Short-Term Investments
Investment Companies	48,479	—	—	48,479
Total Investments in Securities	$2,194,132	$119,151	$818	$2,314,101
Appreciation in Other Financial Instruments
Futures Contracts	$1,668	$—	$—	$1,668
Depreciation in Other Financial Instruments
Futures Contracts	(1,689)	—	—	(1,689)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(21)	$—	$—	$(21)
There were no significant transfers into or out of level 3 for the period ended March 31, 2023.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$364,580	$79,765	$41,908	$(4,352)	$57,523	$455,608	8,459	$3,717	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	60,874	9,634	36,095	2,365	(2,727)	34,051	411	1,164	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	81,298	62,153	22,129	(4,235)	2,695	119,782	2,551	1,792	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	89,372	34,217	11,205	(698)	7,815	119,501	1,585	1,130	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	75,817	31,936	9,484	(1,772)	6,724	103,221	1,902	907	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	14,454	—	12,548	(1,815)	2,338	2,429	54	548	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	243,406	77,155	3,563	(701)	(3,840)	312,457	42,744	6,953	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	14,663	520	12,984	(3,933)	3,118	1,384	234	256	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	183,956	43,434	77,831	(15,826)	17,225	150,958	9,796	4,266	—

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Equity Index Fund Class R6 Shares (a)	$706,869	$128,447	$107,329	$(10,521)	$71,705	$789,171	12,803	$9,099	$149
JPMorgan High Yield Fund Class R6 Shares (a)	40,939	18,141	2,115	(258)	384	57,091	9,193	2,178	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	86,236	313,243	351,000	—	—	48,479	48,479	1,571	—
Total	$1,962,464	$798,645	$688,191	$(41,746)	$162,960	$2,194,132		$33,581	$149

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.